Cover	Aug. 27, 2021
Cover [Abstract]
Document Type	S-3/A
Entity Registrant Name	NeoPhotonics Corp
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3253730
Entity Address, Address Line One	3081 Zanker Road
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	232-9200
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0001227025
Amendment Flag	true